TRANSACTIONS WITH RELATED PARTIES (Other Transactions with Related Parties) (Details)	12 Months Ended			12 Months Ended									12 Months Ended		0 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 Payment Guarantee [Member] USD ($)	Dec. 04, 2009 Payment Guarantee [Member] USD ($)	Dec. 31, 2014 Shareholders [Member] USD ($)	Dec. 31, 2013 Shareholders [Member] USD ($)	Dec. 31, 2012 Shareholders [Member] USD ($)	Dec. 31, 2013 Bental Non Controlling Interest [Member] USD ($)	Dec. 31, 2012 Bental Non Controlling Interest [Member] USD ($)	Dec. 31, 2012 Isal Amlat Investment (1993) Ltd. [Member] USD ($)	Dec. 31, 2012 Isal Amlat Investment (1993) Ltd. [Member] ILS	Aug. 21, 2012 Isal Amlat Investment (1993) Ltd. [Member] USD ($)	Aug. 21, 2012 Isal Amlat Investment (1993) Ltd. [Member] ILS	Dec. 31, 2012 Bental Industries Ltd. [Member] USD ($)	Dec. 31, 2012 Bental Industries Ltd. [Member] ILS	Sep. 08, 2013 Bental Industries Ltd. [Member] Long Term Loan Three [Member] USD ($)	Sep. 08, 2013 Bental Industries Ltd. [Member] Long Term Loan Three [Member] ILS	Sep. 07, 2011 Bental Industries Ltd. [Member] Long Term Loan Three [Member] USD ($)	Sep. 07, 2011 Bental Industries Ltd. [Member] Long Term Loan Three [Member] ILS	Sep. 07, 2011 Bental Industries Ltd. [Member] Long Term Loan Three [Member] USD ($)	Sep. 07, 2011 Bental Industries Ltd. [Member] Long Term Loan Three [Member] ILS
Related Party Transaction [Line Items]
Amount of transactions	$ 359,000					$ 359,000	$ 432,000	$ 505,000	$ 400,000	1,500,000			$ 120,000
Amount of reduction in annual management fees											150,000	570,000
Maximum guarantee		4,600,000	7,000,000
Interest rate spread																			1.00%	1.00%
Debt instrument, variable interest reference rate																	Prime	Prime
Additional management fees owed for traveling expenses													2,000	7,000
Minimum threshold that allows management company to be eligible for bonus													6,600,000
The bonus percentage owed to the management company on the first million dollars earned													2.00%
The bonus percentage owed to the management company on the second million dollars													3.00%
The bonus percentage owed to the management company on the third million dollars earned													5.00%
Maximum allowable bonus that can be paid to management company													100,000
Original amount of debt instrument																	700,000	2,500,000	700,000	2,500,000
Debt term																	24 months	24 months
Repayment of related party debt															$ 693,000	2,500,000